Benefit Plans	12 Months Ended
Dec. 31, 2024
Benefit Plans [Abstract]
Benefit Plans
(9)	Benefit Plans

(a)	Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service while the plan was in effect. This plan was frozen as of December 31, 2006. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation.  The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974.  Contributions are intended to provide for benefits attributed to service to date.  Assets of the plan are administered by Trustco Bank’s Financial Services Department.
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2024 and 2023:
Change in Projected Benefit Obligation:
	December 31,
(dollars in thousands)	2024	2023

Projected benefit obligation at beginning of year	$23,159	$23,042
Service cost	-	-
Interest cost	1,155	1,213
Benefit payments and expected expenses	(1,664)	(1,741)
Net actuarial (gain) loss	(1,058)	645

Projected benefit obligation at end of year	$21,592	$23,159

Change in Plan Assets and Reconciliation of Funded Status:
	December 31,
(dollars in thousands)	2024	2023

Fair Value of plan assets at beginning of year	$59,641	$52,673
Actual gain on plan assets	9,491	8,747
Benefit payments and actual expenses	(1,711)	(1,779)
Fair value of plan assets at end of year	67,421	59,641

Funded status at end of year	$45,829	$36,482

Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2024	2023
Net actuarial gain	$13,915	$6,550

The accumulated benefit obligation was $21.6 million and $23.2 million at December 31, 2024 and 2023, respectively.
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
	For the years ended December 31,
(dollars in thousands)	2024	2023	2022

Service cost	$-	$-	$-
Interest cost	1,155	1,213	888
Expected return on plan assets	(3,050)	(2,684)	(3,227)
Amortization of net gain	(86)	-	-
Net periodic pension credit	(1,981)	(1,471)	(2,339)

Amortization of net gain	86	-	-
Net actuarial (gain) loss included in other comprehensive loss	(7,451)	(5,380)	4,869
Total recognized in other comprehensive loss	(7,365)	(5,380)	4,869

Total recognized in net periodic benefit (credit) cost and other comprehensive loss	$(9,346)	$(6,851)	$2,530

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2025	$1,698
2026	1,721
2027	1,728
2028	1,782
2029	1,782
2030 - 2034	8,551

The assumptions used to determine benefit obligations at December 31 are as follows:
	2024	2023	2022
Discount rate	5.69%	5.18%	5.44%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2024	2023	2022
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets	5.25	5.25	5.25

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b)	Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers.  This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan.  The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation.  Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations.  The accumulated benefits under this supplementary pension plan were approximately $2.3 million as of December 31, 2024 and 2023. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue.  Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee.  The expense recorded for this plan was $2.8 million in 2024 and $2.9 million in 2023.
Rabbi trusts have been established for this plan. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments.  These assets are recorded at their fair value and are included in short-term investments in the Consolidated Statements of Condition.  As of December 31, 2024 and 2023, the trusts had assets totaling $2.5 million and $2.4 million, respectively.
(c)	Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments.  In addition, the plan provides a death benefit to certain eligible employees and retirees. In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion.  The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time.  The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2024 and 2023:
Change in Accumulated Benefit Obligation:
(dollars in thousands)	December 31,
	2024	2023
Accumulated benefit obligation at beginning of year	$5,628	$4,893
Service cost	18	11
Interest cost	284	271
Prior Service cost	-	-
Benefits paid	(194)	(74)
Net actuarial loss	478	527

Accumulated benefit obligation at end of year	$6,214	$5,628

Change in Plan Assets and Reconciliation of Funded Status:
(dollars in thousands)	December 31,
	2024	2023
Fair value of plan assets at beginning of year	$33,224	$28,988
Actual gain on plan assets	4,877	4,260
Company contributions	172	50
Benefits paid and actual expenses	(194)	(74)
Fair value of plan assets at end of year	38,079	33,224

Funded status at end of year	$31,865	$27,596

Amounts recognized in accumulated other comprehensive income consist of the following as of:
(dollars in thousands)	December 31,
	2024	2023
Net actuarial gain	$(10,247)	$(7,912)
Prior service cost	55	68

Total	$(10,192)	$(7,844)

The accumulated benefit obligation was $6.2 million and $5.6 million at December 31, 2024 and 2023, respectively.
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
(dollars in thousands)	December 31,
	2024	2023	2022
Service cost	$18	$11	$18
Interest cost	284	271	207
Expected return on plan assets	(1,326)	(1,157)	(1,332)
Amortization of net actuarial gain	(738)	(423)	(1,008)
Amortization of prior service cost	13	13	(313)
Net periodic benefit credit	(1,749)	(1,285)	(2,428)

Net (gain) loss	(3,073)	(2,575)	3,397
Amortization of prior service (cost) credit	(13)	(13)	313
Prior service cost	-	-	-
Amortization of net gain	738	423	1,008
Total amount recognized in other comprehensive loss	(2,348)	(2,165)	4,718

Total amount recognized in net periodic benefit cost and other comprehensive loss	$(4,097)	$(3,450)	$2,290

The estimated amount of net gain that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income over the next fiscal year is approximately $738 thousand. The estimated amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit income (loss) over the next fiscal year is approximately $13 thousand.
Expected Future Benefit Payments
The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2025	$268
2026	319
2027	360
2028	405
2029	439
2030 - 2034	2,102

The discount rate assumption used to determine benefit obligations at December 31 is as follows:
	2024	2023	2022
Discount rate	5.69%	5.18%	5.44%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2024	2023	2022
Discount rate	5.18%	5.44%	2.96%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(d)	Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2024 and 2023, respectively:
(dollars in thousands)	December 31, 2024
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(7,451)	$(3,073)	$(10,524)
Prior service cost	-	-	-
Amortization of net actuarial gain	86	738	824
Amortization of prior service cost	-	(13)	(13)
Total	$(7,365)	$(2,348)	$(9,713)

	December 31, 2023
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(5,380)	$(2,575)	$(7,955)
Prior service cost	-	-	-
Amortization of net actuarial gain	-	423	423
Amortization of prior service cost	-	(13)	(13)
Total	$(5,380)	$(2,165)	$(7,545)

(e)	Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:
	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2024	2023	2024	2023
Debt Securities	34%	34%	32%	27%
Equity Securities	62	63	62	61
Other	4	3	6	12
Total	100%	100%	100%	100%

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets.  In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment.  Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories.  The Company’s investment goals are to maximize returns subject to specific risk management policies.  Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments.  The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities.  These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.
Fair Value of Plan Assets:
Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.
The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:
Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1).  For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2024 and 2023, by asset category, is as follows:

		Fair Value Measurements at December 31, 2024 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,848	$2,848	$-	$-
Equity mutual funds	41,384	41,384	-	-
U.S. government sponsored enterprises	22,659	-	22,659	-
Fixed income mutual funds	530	530	-	-

Total Plan Assets	$67,421	$44,762	$22,659	$-

		Fair Value Measurements at December 31, 2024 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,407	$2,407	$-	$-
Equity mutual funds	23,377	23,377	-	-
U.S. government sponsored enterprises	12,295	-	12,295	-

Total Plan Assets	$38,079	$25,784	$12,295	$-

		Fair Value Measurements at December 31, 2023 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,811	$1,811	$-	$-
Equity mutual funds	37,615	37,615	-	-
U.S. government sponsored enterprises	19,674	-	19,674	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	541	541	-	-

Total Plan Assets	$59,641	$39,967	$19,674	$-

		Fair Value Measurements at December 31, 2023 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,986	$3,986	$-	$-
Equity mutual funds	20,236	20,236	-	-
U.S. government sponsored enterprises	9,002	-	9,002	-

Total Plan Assets	$33,224	$24,222	$9,002	$-

At December 31, 2024 and 2023, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid‑cap, small‑cap and international funds.
There were no transfers between Level 1 and Level 2 in 2024 and 2023.
The Company made no contributions to its pension and postretirement benefit plans in 2024 or 2023.  The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2025.
(f)	Incentive and Bonus Plans

During 2006, the Company amended its profit sharing plan to include a 401(k) feature.  Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%.  No profit sharing contributions were made in 2023, 2022 or 2021 but were replaced with Company contributions to the 401(k) feature of the plan.  Expenses related to the plan equaled $1.4 million for 2024 and 2023, and $1.3 million for 2022.

The Company also has an officers and executive incentive plan.  The expense of these plans generally is based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year.  The expense recorded for this plan was $625 thousand, $2.3 million, and $1.3 million in 2024, 2023 and 2022, respectively.
The Company has also awarded 284 thousand performance bonus units to the executive officers and directors.  These units become vested and exercisable only under a change of control as defined in the plan.  The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any.  As of December 31, 2024, the weighted average strike price of each unit was $53.61.
(g)	Stock-Based Compensation Plans-Equity Awards

Equity awards are types of stock-based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.
In May 2019, shareholders of the Company approved the TrustCo Bank Corp NY 2019 Equity Incentive Plan (“2019 Equity Incentive Plan”) which replaced and combined into one plan both the Amended and Restated TrustCo Bank Corp NY 2010 Equity Incentive Plan (“2010 Equity Incentive Plan”) and the Amended and Restated TrustCo Bank Corp NY 2010 Directors Equity Incentive Plan (“Directors Plan”), and all remaining shares eligible for issuance thereunder were canceled. Awards previously made under the prior plans remain in effect in accordance with the terms of those awards. The  shareholders of the Company subsequently approved the amendment and restatement of the 2019 Equity Incentive Plan (“A&R 2019 Equity Incentive Plan”) in May 2023. Under the A&R 2019 Equity Incentive Plan, the Company may provide for the issuance of 700,000 shares of our common stock which is available for issuance pursuant to options, SARs, restricted stock, and restricted stock units (both time based and performance based), to eligible employees and directors. This allotment of 700,000 shares includes the authorized but unissued shares remaining available for issuance under the 2010 Equity Incentive Plan and the Directors Plan.  As of December 31, 2024, the Company did not issue any shares of our common stock pursuant to options or SARs. The Company did, however, grant restricted stock units (both time based and performance based) to certain executives in November 2023 and 2024  that will settle in shares of common stock upon vesting as described below. The Company also granted restricted stock units (both time based and performance based) to directors and certain eligible officers that will settle in cash upon vesting as described below.

Under the A&R 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten-percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.

A summary of the status of TrustCo’s stock option awards as of December 31, 2024 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2024	47,541	$34.01
New options awarded - 2024	-	-
Expired options - 2024	(9,600)	36.10
Options forfeited - 2024	-	-
Exercised options - 2024	(29,905)	33.84
Balance, December 31, 2024	8,036	$32.15	.88 years

Exercisable Options

Balance, December 31, 2024	8,036	$32.15	.88 years

At December 31, 2024, the intrinsic value of stock options was  $9 thousand. All outstanding options were vested as of December 31, 2024.
During 2024 approximately 30 thousand shares of stock were exercised. In 2023 there was no options exercised and during 2022 approximately 12 thousand shares of stock were exercised.The intrinsic value and related tax benefits of stock options exercised in these years were not material. It is the Company’s policy to generally issue stock upon stock option exercises from previously unissued shares of common stock or treasury shares.

Income tax benefits recognized in the accompanying Consolidated Statements of Income related to stock-based compensation were not material.
Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant.  The Company did not grant new stock option awards in 2024, 2023, or 2022.
There was no stock-based compensation expense for stock options recognized in 2024,2023, and 2022.

Restricted stock units

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2024	27,316	$27.09
Granted	20,348
Vested	(9,105)
Forfeited	-
Nonvested at December 31, 2024	38,559	$31.99

Service-Based Awards: During 2024 and 2023, the Company issued restricted stock units to certain eligible officers. The restricted share units do not hold voting powers, and are not eligible for common stock dividends. Depending on the year of the grant the awards vest in whole units in equal installments from the first through the third year following the award date. Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.

During 2024 and 2023, the Company recognized $287 thousand and $41 thousand, respectively, in compensation expense related to these awards. Unrecognized compensation expense related to the outstanding restricted share units totaled approximately $1.2 million at December 31, 2024. During 2024, one third of the awards granted in 2023 became vested and settled. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 29 months as of December 31, 2024.

Performance share units

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2024	40,977	$27.09
Granted	30,520
Vested	-
Forfeited	-
Nonvested at December 31, 2024	71,497	$31.05

Performance Based Awards: During 2024 and 2023, the Company issued performance share units to certain eligible officers and executives. These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

During 2024 and 2023, the Company recognized approximately $432 thousand and $62 thousand, respectively, in compensation expense related to these units. Unrecognized compensation expense related to the outstanding performance share units totaled $1.7 million at December 31, 2024. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 29 months as of December 31, 2024.
(h)	Stock-Based Compensation Plans-Liability Awards

Liability awards are types of compensation that are settled in cash (not shares).  As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition.  The Company granted both service-based and performance based liability awards in 2024, 2023 and 2022.
The activity for service-based awards during 2024 was as follows:
Restricted share units
Outstanding Units
Balance, December 31, 2023	64,151
New cash settled awards granted	21,660
Forfeited awards	(4,271)
Awards settled	(36,475)
Balance, December 31, 2024	45,065

Service-Based Awards: During 2024 and 2023, the Company issued restricted share units to certain eligible officers, executives and members of its board of directors. The restricted share units do not hold voting powers, and are not eligible for common stock dividends. The awards granted to the members of the board of directors become 100% vested after one year, and all other awards granted vest in whole units in equal installments from the first through the third year following the award date.  Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date.  Thereafter, the amount of compensation expense recognized is based on the fair value of the Company’s stock.
During 2024, 2023 and 2022, the Company recognized $1.3 million, $1.1 million and $1.6 million, respectively, in compensation expense related to these awards. Unrecognized compensation expense related to the outstanding restricted share units totaled approximately $1.3 million at December 31, 2024. During 2024, one third of the awards granted in 2021, 2022 and 2023 became vested and settled. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 23 months as of December 31, 2024.

The liability related to service-based liability awards was approximately $156 thousand and $202 thousand at December 31, 2024 and 2023, respectively, and is included in Accrued expense and other liabilities on the Consolidated Statements of Condition.

The activity for performance-based awards during 2024 was as follows:
Performance share units
Outstanding Units
Balance, December 31, 2023	135,666
New cash settled awards granted	29,092
Forfeited awards	(1,027)
Awards settled	(63,008)
Balance, December 31, 2024	100,723

Performance Based Awards: During 2024, 2023 and 2022, the Company issued performance share units to certain eligible officers and executives.  These units do not hold voting powers, are not eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule and the satisfaction of performance metrics. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.
For units granted in 2021, those have been fully vested and unpaid.  For units granted subsequent to 2021, all of the units are unvested as of December 31, 2024, and the Company expects to meet the required performance criteria of the awards.
During 2024, 2023 and 2022, the Company recognized approximately $2.1 million, $1.5 million and $1.3 thousand, respectively, in compensation expense related to these units.  Unrecognized compensation expense related to the outstanding performance share units totaled $870 thousand at December 31, 2024.  The weighted average period over which the unrecognized expense is expected to be recognized was approximately 19 months as of December 31, 2024.
The liability related to performance-based liability awards totaled $3.6 million and $3.5 million at December 31, 2024 and 2023, respectively, and is included in Accrued expense and other liabilities on the Consolidated Statements of Condition.